GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Apartment REITS — 17.81%
53,579	American Campus Communities Inc REIT	$ 2,313,005
104,858	American Homes 4 Rent REIT Class A	3,495,966
57,992	Apartment Income Corp REIT	2,479,738
59,444	Apartment Investment & Management Co REIT Class A	364,986
54,499	AvalonBay Communities Inc REIT	10,055,611
38,104	Camden Property Trust REIT	4,188,011
4,981	Centerspace REIT	338,708
133,916	Equity Residential REIT	9,592,403
25,386	Essex Property Trust Inc REIT	6,900,930
38,595	Independence Realty Trust Inc REIT	586,644
221,554	Invitation Homes Inc REIT	7,087,512
44,681	Mid-America Apartment Communities Inc REIT	6,450,149
8,930	NexPoint Residential Trust Inc REIT	411,584
115,938	UDR Inc REIT	5,085,041
		59,350,288
Diversified REITS — 9.48%
109,805	Digital Realty Trust Inc REIT	15,464,936
145,991	Duke Realty Corp REIT	6,121,403
29,191	EPR Properties REIT	1,360,009
35,777	Global Net Lease Inc REIT	646,132
108,239	Lexington Realty Trust REIT	1,202,535
7,824	PS Business Parks Inc REIT	1,209,434
33,218	Washington REIT	734,118
68,513	WP Carey Inc REIT	4,847,980
		31,586,547
Health Care REITS — 11.24%
37,218	CareTrust REIT Inc	866,621
8,918	Community Healthcare Trust Inc REIT	411,298
93,735	Diversified Healthcare Trust REIT	448,053
54,395	Healthcare Realty Trust Inc REIT	1,649,256
85,174	Healthcare Trust of America Inc REIT Class A	2,349,099
210,409	Healthpeak Properties Inc REIT	6,678,382
15,526	LTC Properties Inc REIT	647,745
17,560	National Health Investors Inc REIT	1,269,237
90,428	Omega Healthcare Investors Inc REIT	3,312,378
4,885	Universal Health Realty Income Trust REIT	331,105
146,341	Ventas Inc REIT	7,805,829
163,029	Welltower Inc REIT	11,677,767
		37,446,770
Shares		Fair Value
Hotels REITS — 4.81%
80,910	Apple Hospitality Inc REIT	$ 1,178,859
18,621	Chatham Lodging Trust REIT(a)	245,052
80,347	DiamondRock Hospitality Co REIT(a)	827,574
14,103	Hersha Hospitality Trust REIT(a)	148,787
275,513	Host Hotels & Resorts Inc REIT	4,642,394
92,672	Park Hotels & Resorts Inc REIT	1,999,862
51,212	Pebblebrook Hotel Trust REIT	1,243,939
64,116	RLJ Lodging Trust REIT	992,516
21,524	Ryman Hospitality Properties Inc REIT	1,668,325
63,783	Service Properties Trust REIT	756,466
41,490	Summit Hotel Properties Inc REIT(a)	421,538
83,865	Sunstone Hotel Investors Inc REIT	1,044,958
44,137	Xenia Hotels & Resorts Inc REIT	860,672
		16,030,942
Manufactured Homes REITS — 3.23%
66,216	Equity LifeStyle Properties Inc REIT	4,213,986
43,597	Sun Communities Inc REIT	6,541,294
		10,755,280
Office Property REITS — 12.72%
49,654	Alexandria Real Estate Equities Inc REIT	8,158,152
19,857	American Assets Trust Inc REIT	644,161
55,380	Boston Properties Inc REIT	5,607,779
66,200	Brandywine Realty Trust REIT	854,642
16,808	City Office Inc REIT	178,501
44,722	Columbia Property Trust Inc REIT	764,746
43,876	Corporate Office Properties Trust REIT	1,155,255
58,257	Cousins Properties Inc REIT	2,059,385
64,677	Douglas Emmett Inc REIT	2,030,858
31,792	Easterly Government Properties Inc REIT	659,048
55,349	Empire State Realty Trust Inc REIT Class A	616,035
47,701	Equity Commonwealth REIT	1,326,088
38,155	Franklin Street Properties Corp REIT	207,945
40,696	Highwoods Properties Inc REIT	1,747,486
59,077	Hudson Pacific Properties Inc REIT	1,602,759
43,171	JBG SMITH Properties REIT	1,372,406
41,275	Kilroy Realty Corp REIT	2,708,878
33,882	Mack-Cali Realty Corp REIT	524,493

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Office Property REITS — (continued)
19,045	Office Properties Income Trust REIT	$ 524,119
64,172	Paramount Group Inc REIT	650,062
48,789	Piedmont Office Realty Trust Inc REIT Class A	847,465
27,191	SL Green Realty Corp REIT	1,903,086
89,371	VEREIT Inc REIT	3,451,508
61,159	Vornado Realty Trust REIT	2,776,007
		42,370,864
Regional Malls REITS — 4.72%
45,737	Macerich Co REIT	535,123
128,312	Simon Property Group Inc REIT	14,598,056
37,020	Tanger Factory Outlet Centers Inc REIT	560,113
8,617	Washington Prime Group Inc REIT	19,216
		15,712,508
Shopping Centers REITS — 5.44%
34,135	Acadia Realty Trust REIT	647,541
115,527	Brixmor Property Group Inc REIT	2,337,111
27,220	Federal Realty Investment Trust REIT	2,761,469
168,674	Kimco Realty Corp REIT	3,162,638
33,349	Kite Realty Group Trust REIT	643,302
61,635	Regency Centers Corp REIT	3,495,321
46,522	Retail Opportunity Investments Corp REIT	738,304
83,305	Retail Properties of America Inc REIT Class A	873,036
31,090	RPT Realty REIT	354,737
14,385	Seritage Growth Properties REIT Class A(a)	263,965
64,685	SITE Centers Corp REIT	877,129
43,122	Urban Edge Properties REIT	712,375
47,088	Weingarten Realty Investors REIT	1,267,138
		18,134,066
Single Tenant REITS — 6.35%
24,847	Agree Realty Corp REIT	1,672,452
41,705	Essential Properties Realty Trust Inc REIT	952,125
29,650	Four Corners Property Trust Inc REIT	812,410
14,561	Getty Realty Corp REIT	412,368
68,344	National Retail Properties Inc REIT	3,011,920
145,846	Realty Income Corp REIT	9,261,221
45,024	Spirit Realty Capital Inc REIT	1,913,520
93,555	STORE Capital Corp REIT	3,134,092
		21,170,108
Shares		Fair Value
Storage REITS — 8.39%
77,867	CubeSmart REIT	$ 2,945,709
51,571	Extra Space Storage Inc REIT	6,835,736
29,395	Life Storage Inc REIT	2,526,500
25,226	National Storage Affiliates Trust REIT	1,007,274
59,398	Public Storage REIT	14,657,051
		27,972,270
Warehouse/Industry REITS — 14.91%
98,526	Americold Realty Trust REIT	3,790,295
15,435	EastGroup Properties Inc REIT	2,211,527
50,270	First Industrial Realty Trust Inc REIT	2,301,863
25,834	Industrial Logistics Properties Trust REIT	597,540
9,364	Innovative Industrial Properties Inc REIT	1,687,018
38,489	Monmouth Real Estate Investment Corp REIT	680,870
288,847	Prologis Inc REIT	30,617,782
25,248	QTS Realty Trust Inc REIT Class A	1,566,386
51,202	Rexford Industrial Realty Inc REIT	2,580,581
62,114	STAG Industrial Inc REIT	2,087,652
26,861	Terreno Realty Corp REIT	1,551,760
		49,673,274
TOTAL COMMON STOCK — 99.10% (Cost $285,378,924)		$330,202,917
GOVERNMENT MONEY MARKET MUTUAL FUNDS
292,000	Blackrock FedFund Institutional Class(b), 0.01%(c)	292,000
640,000	Invesco Government & Agency Portfolio Institutional Class(b), 0.03%(c)	640,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.28% (Cost $932,000)		$932,000

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.47%
$1,383,744	Undivided interest of 4.81% in a repurchase agreement (principal amount/value $28,750,806 with a maturity value of $28,750,814) with Bank of America Securities Inc, 0.01%, dated 3/31/21 to be repurchased at $1,383,744 on 4/1/21 collateralized by Federal National Mortgage Association securities, 1.00% - 5.50%, 6/1/24 - 1/1/59, with a value of $29,325,822.(b)	$ 1,383,744
1,383,744	Undivided interest of 3.31% in a repurchase agreement (principal amount/value $41,899,857 with a maturity value of $41,899,869) with Citigroup Global Markets Inc, 0.01%, dated 3/31/21 to be repurchased at $1,383,744 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.13% - 4.00%, 5/15/23 - 9/15/57, with a value of $42,737,857.(b)	1,383,744
1,383,744	Undivided interest of 58.05% in a repurchase agreement (principal amount/value $2,383,759 with a maturity value of $2,383,760) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/21 to be repurchased at $1,383,744 on 4/1/21 collateralized by various U.S. Government Agency securities, 2.13% - 4.02%, 10/1/27 - 9/1/48, with a value of $2,431,434.(b)	1,383,744
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 743,068	Undivided interest of 7.93% in a repurchase agreement (principal amount/value $9,370,360 with a maturity value of $9,370,363) with TD Securities (USA) Inc, 0.01%, dated 3/31/21 to be repurchased at $743,068 on 4/1/21 collateralized by U.S. Treasury securities, 0.00% - 1.38%, 4/1/21 - 8/15/50, with a value of $9,557,768.(b)	$ 743,068
TOTAL SHORT TERM INVESTMENTS — 1.47% (Cost $4,894,300)		$4,894,300
TOTAL INVESTMENTS — 100.85% (Cost $291,205,224)		$336,029,217
OTHER ASSETS & LIABILITIES, NET — (0.85)%		$(2,835,548)
TOTAL NET ASSETS — 100.00%		$333,193,669

(a)	Non-income producing security.
(b)	Collateral received for securities on loan.
(c)	Rate shown is the 7-day yield as of March 31, 2021.
REIT	Real Estate Investment Trust
At March 31, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	17	USD	3,372,290	June 2021	$56,228
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST REAL ESTATE INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 14 futures contracts for the reporting period.

March 31, 2021